Investment Strategy - Bitwise Proficio Currency Debasement ETF	Jan. 15, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide capital appreciation through investments in instruments that are likely to increase in value as a result of a decline in value or purchasing power of major currencies, including the U.S. dollar, a phenomenon referred to as “currency debasement.” Currency debasement may arise as a result of inflation, excessive money supply growth or governmental policies that undermine confidence in major currencies, among other causes. The Fund’s investment adviser, Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), and investment sub-adviser, Proficio Capital Partners LLC (“Proficio” or the “Sub-Adviser”), seek to construct the Fund’s portfolio such that it has exposure to certain asset classes that are, in the determination of the Adviser and/or Sub-Adviser, best positioned to increase in value as a result of currency debasement. Such assets include precious metals, cryptocurrencies, certain currencies and structured products that seek to provide investment returns consistent with the Fund’s objective. The Fund will seek exposure to these asset classes through utilization of one or more of the following investment instruments:

1.	Exchange-traded products (“ETPs”). The Fund will invest in ETPs that directly hold precious metals (such as gold, silver, platinum, palladium) or cryptocurrencies (such as bitcoin) judged by the Adviser or Sub-Adviser to be more likely to maintain their value over time, referred to as “store-of-value cryptocurrencies,” such as bitcoin (each, a “Commodity ETP”). The Fund may invest in Commodity ETPs that utilize derivatives and employ leveraged and inverse investment strategies.

2.	Exchange-traded funds (“ETFs”) registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund may invest in ETFs that invest at least 80% of their net assets in companies principally engaged in the mining of gold, silver or other precious metals (“Precious Metal Mining Companies”) or ETFs that utilize derivatives to provide inverse or leveraged exposure to Precious Metal Mining Companies (each, a “Commodity Miner ETF”).

3.	Equity and debt securities. The Fund may invest in the equity or debt securities issued by Precious Metal Mining Companies and companies principally engaged in the mining of store-of-value cryptocurrencies, such as bitcoin (“Crypto Mining Companies,” and with Precious Metal Mining Companies, “Mining Companies”).

4.	Sovereign debt securities. The Fund may invest in debt securities issued by governments or their instrumentalities and agencies.

5.	Currencies. The Fund may hold U.S. dollars and other non-U.S. currencies.

6.	Structured products. The Fund may invest in structured products issued by financial institutions that provide a return linked to the performance of reference assets such as precious metals or digital assets. Such products may seek to provide returns that modify the performance characteristics of the underlying reference assets, for example, by limiting the losses and/or capping the gains a direct investment would produce. The Fund will generally invest in structured notes providing a return based on the performance of an index or index-tracking ETF, but may also invest in structured notes based on the return of one or more individual companies (such as Precious Metal Mining Companies or Crypto Mining Companies).

7.	Options. The Fund may utilize options contracts, including options structured as both short and long calls and puts. A long call is an options strategy where the investor buys a call option, gaining the right to purchase the underlying asset at a set strike price. A short call involves selling a call option, obligating the seller to deliver the asset if exercised. A long put is when the investor buys a put option, giving them the right to sell the underlying asset at a specified strike price. A short put entails selling a put option, obligating the seller to buy the asset if exercised. Each position reflects different expectations about the future price movement of the underlying asset.

The Fund does not have a pre-determined allocation between the various asset classes. Instead, the Fund’s allocation will be based upon a “top down” and “bottom up” investment methodology that incorporates both macroeconomic views and proprietary quantitative modeling to determine investment vehicle selection. The Adviser and Sub-Adviser will review the Fund’s portfolio at least weekly in determining the allocation of the Fund’s investments.

The Fund will not invest directly in bitcoin or any other cryptocurrency.

The Fund’s investments will be concentrated in investments that provide exposure to gold.

Additional Information Regarding Commodity ETPs

Certain of the ETPs in which the Fund may invest are organized as Delaware statutory trusts registered under the Securities Act of 1933 (the “Securities Act’), issuing shares that represent fractional, undivided beneficial interests in their respective net assets, which consist almost exclusively of a precious metal (such as gold, silver, platinum, palladium), a cryptocurrency (such as bitcoin) or other commodities, as applicable (“U.S. ETPs”). Such ETPs are also registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and are subject to the informational requirements of the Exchange Act.

Certain other ETPs in which the Fund may invest are structured as closed-end mutual fund trusts that are registered with the Ontario Securities Commission (“OSC”) and whose units are listed for trading on the Toronto Stock Exchange (“Canadian ETPs”). Canadian ETPs may be offered to U.S. investors (such as the Fund) through a registration under the Securities Act available to certain Canadian issuers under the U.S.-Canada Multijurisdictional Disclosure System (“MJDS”). Under the MJDS, Canadian ETPs’ primary disclosure obligations are under Canadian securities law. Such disclosure is typically less detailed and less frequent than U.S. disclosure reporting obligations.

Certain other ETPs in which the Fund may invest are organized under the laws of various European jurisdictions and are registered for public offering in Europe (“European ETPs”). These ETPs may be structured as exchange-traded notes, exchange-traded products or similar vehicles, and their securities are listed for trading on European regulated markets, such as the SIX Swiss Exchange, Deutsche Börse, or Euronext. Shares or units of these European ETPs represent fractional, undivided beneficial interests in their respective assets. European ETPs are subject to the disclosure and reporting requirements of the relevant European regulatory authorities, which may differ from, and in certain respects be less detailed or less frequent than, the disclosure and reporting obligations applicable to U.S. ETPs or Canadian ETPs.

Regardless of the organizational form of the Commodity ETPs, they are not registered as investment companies under the 1940 Act, and thus investors in such ETPs (such as the Fund) are not given the protections of 1940 Act-registered investment vehicles. Additionally, their sponsors are not registered with the SEC as investment advisers and are therefore not subject to SEC regulation in that capacity with respect to their activities related to managing the Commodity ETPs. Moreover, the Commodity ETPs are not classified as commodity pools under the Commodity Exchange Act of 1936 (the “CEA”), and consequently, the sponsors are not regulated by the Commodity Futures Trading Commission (the “CFTC”) as commodity pool operators or commodity trading advisors with respect to their operation of the Commodity ETPs.

Additional Information Regarding Structured Products

Structured notes are debt securities, typically issued by financial institutions that offer a return based on underlying securities, ETFs, interest rates, commodities, currencies or other financial instruments or a combination thereof.

Strategy Portfolio Concentration [Text]	The Fund may invest in ETFs that invest at least 80% of their net assets in companies principally engaged in the mining of gold, silver or other precious metals (“Precious Metal Mining Companies”) or ETFs that utilize derivatives to provide inverse or leveraged exposure to Precious Metal Mining Companies (each, a “Commodity Miner ETF”).